Income Tax	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Tax Status [Line Items]
Income Tax
4. Income Tax
The Plan received a favorable determination letter (December 11, 2013) from the Internal Revenue Service (“IRS”) stating that the Plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. In connection with this determination by the IRS, the Company amended and restated the Plan. Once qualified, the Plan must operate in conformity with the provisions of the Plan and the Code to maintain its qualification. The Plan Administrator has indicated that it will take necessary steps to bring any Plan operational defect, if any, into compliance with the Code. The Plan has been amended subsequent to receiving the favorable determination letter including being amended and restated onto the TRS
Pre-Approved
401(k) Profit Sharing Plan effective January 1, 2022. TRS received a favorable opinion letter from the IRS on June 30, 2020 stating that the Plan is qualified under Section 401(a) of the Code and, therefore, the related trust is exempt from taxation. The Plan Administrator believes that the Plan, as amended and restated, is designed and being operated in compliance with the applicable requirements of the Code and, therefore, remains qualified and the related trust remains tax-exempt.
US GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The Plan recognizes the Financial Statement effects of a tax position when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the Financial Statements and does not believe this position will change in the next twelve months. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. Section 6501 of the Code imposes a three year limitation period on assessment of additional taxes. As a result, the Plan is no longer subject to income tax examinations for tax years prior to 2022
.